Income Tax: (Details 3)	Jun. 30, 2017 USD ($)
Income Tax Details 3 [Abstract]
US tax loss carryforward expiring 2018	$ 1,386,674
US tax loss carryforward expiring 2019	1,621,230
US tax loss carryforward expiring 2020	665,664
US tax loss carryforward expiring 2021	896,833
US tax loss carryforward expiring 2022	1,435,774
US tax loss carryforward expiring 2023	1,806,275
US tax loss carryforward expiring 2024	2,386,407
US tax loss carryforward expiring 2025	3,680,288
US tax loss carryforward expiring 2026	4,622,825
Canadian tax loss carryforward expiring 2026	2,013,042
US tax loss carryforward expiring 2027	6,033,603
Canadian tax loss carryforward expiring 2027	3,735,944
US tax loss carryforward expiring 2028	4,360,823
Canadian tax loss carryforward expiring 2028	14,239,714
US tax loss carryforward expiring 2029	1,769,963
Canadian tax loss carryforward expiring 2029	13,495,082
US tax loss carryforward expiring 2030	2,159,079
Canadian tax loss carryforward expiring 2030	16,672,424
US tax loss carryforward expiring 2031	3,216,024
Canadian tax loss carryforward expiring 2031	18,669,255
US tax loss carryforward expiring 2032	3,041,866
Canadian tax loss carryforward expiring 2032	5,416,162
US tax loss carryforward expiring 2033	5,532,290
Canadian tax loss carryforward expiring 2033	6,965,008
US tax loss carryforward expiring 2034	1,933,918
Canadian tax loss carryforward expiring 2034	10,034,585
US tax loss carryforward expiring 2035	2,099,507
Canadian tax loss carryforward expiring 2035	13,024,098
US tax loss carryforward expiring 2036	3,770,594
Canadian tax loss carryforward expiring 2036	15,485,243
Canadian tax loss carryforward expiring 2037	17,089,802
Total US tax loss carryforward	52,419,637
Total Canadian tax loss carryforward	$ 136,840,359